Business Combinations and Disposals - Discontinued Operations Dispositions related to the FEMSA Forward Strategy (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales	$ 46,340	[1]	$ 834,390	$ 775,551	$ 699,640
Cost of goods sold	27,734	[1]	499,378	460,072	423,185
Gross profit	18,971	[1]	341,576	321,513	279,507
(Loss) income before income taxes	2,939	[2]	52,913	65,669	89,648
Net income (loss) of the period of discontinued operations	$ 87	[1]	1,574	115	32,238
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net income (loss) of the period of discontinued operations			1,574	115	32,238
Discontinued operations | Individually immaterial investments
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales			0	20,200	80,634
Cost of goods sold			0	17,572	62,275
Gross profit			0	2,628	18,359
Operating profit			0	1,258	3,997
(Loss) income before income taxes			0	(2,756)	(1,334)
Income taxes			0	(1,294)	511
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			1,574	4,165	59
Net income (loss) of the period of discontinued operations			1,574	115	(765)
Discontinued operations | Heineken
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit					(3,981)
Income taxes					10,697
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					26,820
Net income (loss) of the period of discontinued operations			$ 0	0	33,003
Discontinued operations | Logistics and Distribution
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of long-lived assets				$ 4,879	$ 3,955

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4